Financial Income, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial Income, net.
Interest income and investment income, net	$ 43,376	$ 50,424	$ 45,052
Fair value change of short-term investments	760	(116)	54
Fair value change of long-term investments	43	(41)	(130)
Gain on disposal of a long-term investment		451
Total financial income, net	44,179	50,718	44,976
Interest income and investment income	43,376	50,424	49,744
Investment loss from foreign exchange contracts	$ 0	$ 0	$ 4,692